Organization - Schedule of Assets, Liabilities, and Cash Flows of VIEs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Variable Interest Entity [Line Items]
Current assets	¥ 16,358,382		¥ 13,141,317		$ 2,349,735
Non-current assets	2,797,483		2,614,884		401,833
Total assets	19,155,865		15,756,201		2,751,568
Accrued expenses and other payables	2,417,438		2,439,948		347,243
Advance from customers	95,636		75,017		13,737
Amounts due to related parties	36,387		19,868		5,227
Total current liabilities	3,965,903		4,164,769		569,666
Other liabilities	22,467		24,068		3,228
Deferred tax liabilities	538,487		455,921		77,349
Total non-current liabilities	584,021		479,989		83,890
Total liabilities	4,549,924		4,644,758		653,556
Net revenues				¥ 6,210,181
Net income/(loss)	3,199,966	$ 459,646	2,871,015	2,001,619
VIEs [Member]
Variable Interest Entity [Line Items]
Current assets	375,908		855,789		53,996
Non-current assets	1,607,933		1,641,154		230,965
Total assets	1,983,841		2,496,943		284,961
Accrued expenses and other payables	109,934		182,885		15,791
Advance from customers	63,969		55,268		9,189
Deferred revenue	18,947		36,847		2,722
Amounts due to related parties	453		1,569		65
Inter-company payables	86,275		509,899		12,392
Total current liabilities	279,578		786,468		40,159
Other liabilities	12,383		14,880		1,778
Deferred tax liabilities	7,121		12,135		1,023
Total non-current liabilities	19,504		27,015		2,801
Total liabilities	299,082		813,483		42,960
Net assets	1,684,759		1,683,460		$ 242,001
Net revenues	702,040	100,842	673,188	274,774
Net income/(loss)	(848)	(122)	29,099	20,380
Net cash generated from/(used in) operating activities	(446,358)	(64,115)	(224,531)	851,872
Net cash (used in)/generated from investing activities	478,513	68,734	131,087	(802,710)
Net cash generated from financing activities	¥ 0	$ 0	¥ 0	¥ 0